Business Combinations and Asset Acquisitions (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Net Assets Transferred, Business Disposition	The following table details the net assets that were transferred as a part of this disposition.

Cash and cash equivalents	$5,546
Accounts receivable, net	515
Prepaid expenses and other current assets	741
Amounts due from related parties	747
Inventories	158
Operating lease right-of-use assets	7,050
Property and equipment, net	4,751
Other non-current assets	2,215
Intangible assets	7,002
Goodwill	1,447
Total Assets	30,172

Due to related parties	(3)
Accounts payable	(328)
Accrued expenses and other current liabilities	(3,611)
Operating lease liabilities - current	(3,607)
Operating lease liabilities - non-current	(3,480)
Contract liabilities - current	(645)
Other non-current liabilities	(3,960)
Deferred tax liability	(1,271)
Total Liabilities	(16,905)

Net assets sold	$13,267

Schedule of Gain Realized from Disposition of a Business Segment
The following table summarizes the computation of the gain realized from the disposition:

Cash received	$20,000
Net assets sold	(13,267)
Non-controlling interest	1,956
Other comprehensive income reclassified to current year operations	566
Gain on disposition	$9,255